SEGMENT INFORMATION - Revenue by geographic area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 159,484	$ 93,194
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	149,781	91,432
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 9,703	$ 1,762